1. Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Earnings Available to Common Shareholders
Basic earnings per common share									$ 14,067	$ 13,382	$ 10,268
Effect of dilutive securities: Restricted stock units									0	0	0
Diluted earnings per common share									$ 14,067	$ 13,382	$ 10,268
Common Shares
Basic earnings per common share (in shares)									5,941,873	5,995,256	5,988,183
Effect of dilutive securities: Restricted stock units (in shares)									25,438	20,240	74,667
Diluted earnings per common share (in shares)									5,967,311	6,015,496	6,062,850
Per Share Amount
Basic earnings per common share (in dollars per share)	$ 0.5	$ 0.62	$ 0.64	$ 0.61	$ 0.57	$ 0.58	$ 0.53	$ 0.55	$ 2.37	$ 2.23	$ 1.71
Diluted earnings per common share (in dollars per share)	$ 0.5	$ 0.61	$ 0.64	$ 0.61	$ 0.57	$ 0.57	$ 0.53	$ 0.55	$ 2.36	$ 2.22	$ 1.69